Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization Of Intangible Assets	$ 16,458	$ 45,415
Common Shares Issued, Fair Value	12,669	12,531	$ 6,241
License Agreement [Member]
Common Shares Issued, Fair Value	$ 1,073,529	$ 1,073,529